Quarterly Holdings Report
for
Fidelity® Series International Developed Markets Bond Index Fund
March 31, 2023
IDM-NPRT1-0523
1.9901935.101
Government Obligations - 99.0%
		Principal Amount (a)	Value ($)
Australia - 4.6%
Australian Commonwealth:
0.25% 11/21/24 (Reg. S)	AUD	123,000	78,651
0.25% 11/21/25 (Reg. S)	AUD	62,192,000	38,864,043
0.5% 9/21/26 (Reg. S)	AUD	10,076,000	6,211,856
1% 12/21/30 (Reg. S)	AUD	21,812,000	12,438,271
1% 11/21/31 (Reg. S)	AUD	34,057,000	18,885,494
1.25% 5/21/32	AUD	53,000,000	29,747,702
1.75% 11/21/32 (Reg. S)	AUD	13,400,000	7,870,216
1.75% 6/21/51 (Reg. S)	AUD	21,612,000	9,300,249
2.5% 5/21/30 (Reg. S)	AUD	6,300,000	4,047,962
2.75% 4/21/24	AUD	15,698,000	10,457,333
2.75% 11/21/27	AUD	55,551,000	36,832,873
2.75% 11/21/28	AUD	28,367,000	18,720,930
2.75% 11/21/29 (Reg. S)	AUD	52,813,000	34,636,869
2.75% 6/21/35 (Reg. S)	AUD	16,600,000	10,339,836
2.75% 5/21/41(Reg. S)	AUD	26,878,000	15,644,056
3.25% 4/21/25 (Reg. S)	AUD	80,700,000	54,335,908
3.25% 4/21/29(Reg. S)	AUD	55,800,000	37,764,614
3.75% 4/21/37 (Reg. S)	AUD	29,572,000	20,196,158
4.5% 4/21/33	AUD	40,321,000	29,661,574
4.75% 4/21/27(Reg. S)	AUD	19,600,000	14,019,723
TOTAL AUSTRALIA			410,054,318
Austria - 5.0%
Austrian Republic:
0% 7/15/24 (Reg. S) (b)	EUR	54,987,000	57,507,001
0% 4/20/25 (Reg. S) (b)	EUR	15,120,000	15,482,979
0% 2/20/30 (Reg. S) (b)	EUR	26,462,000	23,629,506
0% 2/20/31 (Reg. S) (b)	EUR	12,003,000	10,400,317
0% 10/20/40 (Reg. S) (b)	EUR	38,609,000	24,397,997
0.25% 10/20/36(Reg. S) (b)	EUR	25,709,000	19,269,537
0.5% 4/20/27 (Reg. S) (b)	EUR	58,716,000	58,337,704
0.5% 2/20/29 (Reg. S) (b)	EUR	26,300,000	25,014,268
0.75% 10/20/26 (Reg. S) (b)	EUR	12,510,000	12,700,858
0.75% 2/20/28 (Reg. S) (b)	EUR	22,997,000	22,716,934
0.75% 3/20/51 (Reg. S) (b)	EUR	53,877,000	33,886,420
0.85% 6/30/20 (Reg. S) (b)	EUR	11,016,000	5,042,527
0.9% 2/20/32 (Reg. S) (b)	EUR	36,230,000	33,188,801
1.2% 10/20/25 (Reg. S) (b)	EUR	29,419,000	30,720,247
1.5% 2/20/47 (Reg. S) (b)	EUR	1,482,000	1,195,510
1.75% 10/20/23(Reg. S) (b)	EUR	8,280,000	8,915,402
2.1% 9/20/17 (Reg. S) (b)	EUR	1,020,000	814,222
2.9% 2/20/33(Reg. S) (b)	EUR	8,000,000	8,645,333
3.15% 6/20/44(Reg. S) (b)	EUR	1,080,000	1,197,212
3.8% 1/26/62 (b)	EUR	11,365,000	14,423,978
4.15% 3/15/37 (b)	EUR	16,199,000	19,654,456
4.85% 3/15/26 (b)	EUR	17,828,000	20,487,948
TOTAL AUSTRIA			447,629,157
Belgium - 4.6%
Belgian Kingdom:
0% 10/22/27 (Reg. S) (b)	EUR	38,428,000	37,016,964
0% 10/22/31 (b)	EUR	706,000	601,754
0.1% 6/22/30 (Reg. S) (b)	EUR	9,500,000	8,546,322
0.2% 10/22/23 (Reg. S) (b)	EUR	6,120,000	6,535,910
0.35% 6/22/32 (b)	EUR	41,590,000	35,926,817
0.4% 6/22/40 (b)	EUR	6,768,000	4,601,367
0.65% 6/22/71 (Reg. S) (b)	EUR	1,103,000	500,991
0.8% 6/22/25 (Reg. S) (b)	EUR	51,678,000	53,789,623
0.8% 6/22/27 (b)	EUR	6,886,000	6,923,778
0.8% 6/22/28 (Reg. S) (b)	EUR	19,086,000	18,896,309
0.9% 6/22/29 (b)	EUR	29,176,000	28,505,331
1% 6/22/26 (Reg. S) (b)	EUR	10,527,000	10,843,239
1% 6/22/31(Reg. S) (b)	EUR	19,681,000	18,546,243
1.4% 6/22/53 (Reg. S) (b)	EUR	31,810,000	22,027,151
1.6% 6/22/47 (b)	EUR	9,816,000	7,649,813
1.7% 6/22/50 (b)	EUR	27,649,000	21,454,857
1.9% 6/22/38(Reg. S) (b)	EUR	8,350,000	7,644,552
2.15% 6/22/66 (b)	EUR	4,230,000	3,456,990
3% 6/22/33(Reg. S) (b)	EUR	1,200,000	1,307,163
3.75% 6/22/45(Reg. S)	EUR	3,138,000	3,640,179
4.25% 3/28/41 (b)	EUR	34,860,000	42,742,303
4.5% 3/28/26 (b)	EUR	12,960,000	14,789,024
5% 3/28/35 (b)	EUR	46,949,000	60,504,922
TOTAL BELGIUM			416,451,602
Canada - 5.0%
Canadian Government:
0.25% 8/1/23	CAD	24,000	17,516
0.25% 4/1/24	CAD	37,162,000	26,440,151
0.25% 3/1/26	CAD	27,528,000	18,619,438
0.5% 9/1/25	CAD	24,391,000	16,786,567
0.5% 12/1/30	CAD	86,362,000	53,592,366
0.75% 2/1/24	CAD	50,800,000	36,498,569
1% 6/1/27	CAD	6,319,000	4,308,936
1.25% 3/1/27	CAD	30,500,000	20,992,079
1.25% 6/1/30	CAD	12,150,000	8,058,916
1.5% 6/1/26 (c)	CAD	21,563,000	15,133,668
1.5% 12/1/31	CAD	54,493,000	36,103,679
1.75% 12/1/53	CAD	19,500,000	10,765,039
2% 6/1/32	CAD	23,400,000	16,092,932
2% 12/1/51	CAD	64,869,000	38,322,388
2.25% 6/1/29	CAD	700,000	500,240
2.5% 12/1/32	CAD	24,700,000	17,656,381
2.75% 8/1/24	CAD	68,000,000	49,477,842
2.75% 9/1/27	CAD	21,200,000	15,467,955
2.75% 12/1/64	CAD	1,246,000	856,352
3.5% 3/1/28	CAD	1,700,000	1,285,044
3.5% 12/1/45	CAD	4,519,000	3,556,619
3.75% 2/1/25	CAD	34,800,000	25,740,670
4% 6/1/41	CAD	20,981,000	17,422,846
5.75% 6/1/29	CAD	4,040,000	3,467,405
5.75% 6/1/33	CAD	14,800,000	13,652,028
TOTAL CANADA			450,815,626
Cyprus - 0.2%
Republic of Cyprus:
0% 2/9/26 (Reg. S)	EUR	5,219,000	5,116,291
0.625% 1/21/30 (Reg. S)	EUR	4,882,000	4,291,586
0.95% 1/20/32 (Reg. S)	EUR	1,900,000	1,602,325
1.25% 1/21/40 (Reg. S)	EUR	5,374,000	3,714,687
2.25% 4/16/50 (Reg. S)	EUR	3,919,000	3,029,033
2.75% 2/26/34 (Reg. S)	EUR	1,789,000	1,683,462
TOTAL CYPRUS			19,437,384
Denmark - 2.1%
Danish Kingdom:
0% 11/15/24	DKK	197,000,000	27,384,156
0% 11/15/31	DKK	50,702,000	5,980,966
0% 11/15/31 (Reg. S)	DKK	146,127,000	17,179,778
0.25% 11/15/52 (Reg. S)	DKK	150,850,000	11,715,588
0.5% 11/15/27	DKK	169,987,000	22,538,788
0.5% 11/15/29(Reg. S)	DKK	178,726,000	22,824,781
1.5% 11/15/23	DKK	98,000	14,138
1.75% 11/15/25	DKK	124,198,000	17,613,956
2.25% 11/15/33(Reg. S) (b)	DKK	80,000,000	11,314,710
4.5% 11/15/39	DKK	302,764,000	54,921,560
TOTAL DENMARK			191,488,421
Estonia - 0.1%
Estonian Republic:
0.125% 6/10/30 (Reg. S)	EUR	2,467,000	2,103,247
4% 10/12/32(Reg. S)	EUR	3,700,000	4,094,909
TOTAL ESTONIA			6,198,156
Finland - 2.9%
Finnish Government:
0% 9/15/24 (b)	EUR	7,103,000	7,385,344
0% 9/15/26 (Reg. S) (b)	EUR	17,640,000	17,439,590
0% 9/15/30 (Reg. S) (b)	EUR	11,605,000	10,236,930
0.125% 9/15/31 (Reg. S) (b)	EUR	22,467,000	19,458,389
0.125% 4/15/36 (Reg. S) (b)	EUR	23,991,000	17,841,461
0.125% 4/15/52 (Reg. S) (b)	EUR	15,900,000	8,127,300
0.25% 9/15/40 (Reg. S) (b)	EUR	27,189,000	18,339,636
0.5% 4/15/26 (Reg. S) (b)	EUR	13,649,000	13,917,345
0.5% 9/15/27 (Reg. S) (b)	EUR	13,808,000	13,649,248
0.5% 9/15/28 (Reg. S) (b)	EUR	19,079,000	18,389,758
0.5% 9/15/29 (Reg. S) (b)	EUR	21,445,000	20,170,840
0.5% 4/15/43(Reg. S) (b)	EUR	21,370,000	14,401,195
0.875% 9/15/25 (Reg. S) (b)	EUR	22,796,000	23,620,292
1.125% 4/15/34 (Reg. S) (b)	EUR	2,320,000	2,080,981
1.375% 4/15/47(Reg. S) (b)	EUR	5,710,000	4,592,085
1.5% 4/15/23 (Reg. S) (b)	EUR	68,000	73,680
1.5% 9/15/32(Reg. S) (b)	EUR	31,260,000	30,110,143
2.75% 7/4/28 (b)	EUR	20,413,000	22,205,934
TOTAL FINLAND			262,040,151
France - 6.7%
French Government:
OAT:
3.25% 5/25/45	EUR	14,553,000	15,928,842
4.5% 4/25/41	EUR	2,610,000	3,341,670
0% 2/25/24 (Reg. S)	EUR	6,266,000	6,615,396
0% 2/25/25(Reg. S)	EUR	18,310,000	18,838,520
0% 3/25/25(Reg. S)	EUR	53,272,000	54,716,111
0% 2/25/26 (Reg. S)	EUR	60,900,000	61,169,336
0% 2/25/27 (Reg. S)	EUR	26,074,000	25,544,967
0% 11/25/29 (Reg. S)	EUR	50,654,000	46,187,848
0% 11/25/31 (Reg. S)	EUR	7,769,000	6,680,378
0% 5/25/32 (Reg. S)	EUR	22,900,000	19,357,679
0.5% 5/25/29 (Reg. S)	EUR	32,490,000	31,006,464
0.5% 5/25/40 (Reg. S) (b)	EUR	24,343,000	17,221,710
0.5% 6/25/44(Reg. S) (b)	EUR	7,500,000	4,857,519
0.5% 5/25/72 (b)	EUR	8,170,000	3,492,490
0.75% 2/25/28(Reg. S)	EUR	14,300,000	14,167,938
0.75% 5/25/28 (Reg. S)	EUR	12,780,000	12,622,333
0.75% 11/25/28(Reg. S)	EUR	36,762,000	35,981,207
0.75% 5/25/52 (Reg. S)	EUR	34,264,000	20,338,477
0.75% 5/25/53 (Reg. S) (b)	EUR	12,700,000	7,333,150
1.25% 5/25/36(Reg. S) (b)	EUR	79,486,000	69,541,569
1.5% 5/25/50 (Reg. S) (b)	EUR	9,827,000	7,435,642
1.75% 6/25/39 (Reg. S) (b)	EUR	6,190,000	5,593,060
1.75% 5/25/66 (b)	EUR	4,110,000	3,050,073
2% 11/25/32(Reg. S)	EUR	32,000,000	32,392,712
2% 5/25/48 (b)	EUR	70,000	60,425
2.5% 5/25/30	EUR	23,878,000	25,672,808
2.5% 5/25/43(Reg. S) (b)	EUR	1,200,000	1,163,677
2.75% 10/25/27	EUR	40,810,000	44,483,333
3.5% 4/25/26	EUR	10,516,000	11,675,604
4.75% 4/25/35	EUR	36,000	45,931
TOTAL FRANCE			606,516,869
Germany - 5.2%
German Federal Republic:
0% 9/15/23 (Reg. S) (d)	EUR	26,151,000	28,005,046
0% 10/18/24 (Reg. S)	EUR	1,018,000	1,059,153
0% 4/11/25 (Reg. S) (d)	EUR	26,010,000	26,754,123
0% 10/10/25 (Reg. S) (d)	EUR	39,774,000	40,492,457
0% 10/9/26 (Reg. S)	EUR	12,249,000	12,220,174
0% 4/16/27 (Reg. S) (d)	EUR	18,990,000	18,748,344
0% 8/15/29(Reg. S)	EUR	14,992,000	14,107,092
0% 8/15/30 (Reg. S) (d)	EUR	31,124,000	28,704,113
0% 8/15/31	EUR	940,000	847,864
0% 2/15/32 (Reg. S)	EUR	15,890,000	14,165,282
0% 5/15/36 (Reg. S)	EUR	14,965,000	11,891,028
0% 8/15/50	EUR	16,203,000	9,493,004
0% 8/15/52 (Reg. S)	EUR	13,519,000	7,554,996
0.2% 6/14/24(Reg. S)	EUR	21,870,000	22,998,327
0.25% 2/15/27	EUR	1,710,000	1,712,774
0.25% 2/15/29 (d)	EUR	20,250,000	19,565,682
1% 8/15/24 (d)	EUR	18,270,000	19,352,905
1.25% 8/15/48 (c)	EUR	4,320,000	3,748,791
1.3% 10/15/27(Reg. S)	EUR	12,400,000	12,855,928
1.7% 8/15/32(Reg. S)	EUR	20,300,000	21,008,957
1.75% 2/15/24	EUR	5,294,000	5,685,755
1.8% 8/15/53(Reg. S)	EUR	2,700,000	2,575,180
2.1% 11/15/29(Reg. S)	EUR	5,600,000	6,004,815
2.2% 4/13/28(Reg. S)	EUR	19,000,000	20,495,376
2.3% 2/15/33(Reg. S)	EUR	15,000,000	16,280,565
2.5% 7/4/44	EUR	52,000	57,482
2.5% 8/15/46 (d)	EUR	7,381,000	8,218,322
3.25% 7/4/42 (d)	EUR	18,570,000	22,655,159
4% 1/4/37	EUR	8,010,000	10,298,857
4.75% 7/4/34	EUR	650,000	872,029
4.75% 7/4/40 (d)	EUR	21,231,000	30,487,589
5.5% 1/4/31	EUR	14,881,000	19,807,811
6.5% 7/4/27	EUR	4,770,000	6,024,516
TOTAL GERMANY			464,749,496
Hong Kong - 0.2%
Hong Kong Government SAR:
0.51% 10/23/23	HKD	23,200,000	2,915,077
1.25% 6/29/27	HKD	12,800,000	1,515,939
1.59% 3/4/36	HKD	50,700,000	5,337,320
1.68% 1/21/26	HKD	33,050,000	4,045,075
1.89% 3/2/32	HKD	9,400,000	1,086,939
1.97% 1/17/29	HKD	36,000,000	4,328,649
2.02% 3/7/34	HKD	12,000,000	1,367,498
2.13% 7/16/30	HKD	4,750,000	568,983
2.22% 8/7/24	HKD	3,250,000	408,969
TOTAL HONG KONG			21,574,449
Ireland - 4.2%
Irish Republic:
0% 10/18/31 (Reg. S)	EUR	31,431,000	27,016,747
0.2% 5/15/27 (Reg. S)	EUR	7,634,000	7,490,958
0.2% 10/18/30 (Reg. S)	EUR	21,745,000	19,668,980
0.35% 10/18/32 (Reg. S)	EUR	33,412,000	29,012,732
0.4% 5/15/35 (Reg. S)	EUR	24,240,000	19,449,897
0.55% 4/22/41 (Reg. S)	EUR	18,406,000	12,880,271
0.9% 5/15/28 (Reg. S)	EUR	19,128,000	19,028,503
1% 5/15/26(Reg. S)	EUR	57,217,000	59,033,851
1.1% 5/15/29 (Reg. S)	EUR	57,029,000	56,564,745
1.5% 5/15/50 (Reg. S)	EUR	25,043,000	18,901,475
1.7% 5/15/37	EUR	4,490,000	4,122,568
2% 2/18/45 (Reg.S)	EUR	23,584,000	20,849,701
2.4% 5/15/30 (Reg. S)	EUR	10,260,000	10,983,089
3% 10/18/43(Reg. S)	EUR	6,700,000	7,138,178
3.4% 3/18/24 (Reg.S)	EUR	17,267,000	18,794,272
5.4% 3/13/25	EUR	42,472,000	48,428,147
TOTAL IRELAND			379,364,114
Italy - 5.9%
Italian Republic:
0% 4/15/24 (Reg. S)	EUR	5,204,000	5,460,787
0% 12/15/24 (Reg. S)	EUR	39,780,000	40,879,952
0% 4/1/26 (Reg. S)	EUR	51,571,000	50,593,705
0% 8/1/26(Reg. S)	EUR	12,600,000	12,217,744
0.25% 3/15/28 (Reg. S)	EUR	24,775,000	22,900,758
0.45% 2/15/29(Reg. S)	EUR	29,560,000	26,714,030
0.6% 8/1/31 (Reg. S) (b)	EUR	20,243,000	16,873,003
0.65% 10/15/23 (Reg. S)	EUR	3,330,000	3,563,310
0.95% 8/1/30 (Reg. S)	EUR	16,920,000	15,031,910
0.95% 6/1/32 (Reg. S)	EUR	31,140,000	26,089,225
0.95% 3/1/37 (Reg. S) (b)	EUR	41,747,000	30,039,267
1.1% 4/1/27 (Reg. S)	EUR	27,790,000	27,583,831
1.45% 5/15/25	EUR	12,582,000	13,151,223
1.65% 3/1/32 (b)	EUR	1,710,000	1,542,402
1.7% 9/1/51 (Reg. S) (b)	EUR	5,786,000	3,696,022
1.8% 3/1/41 (Reg. S) (b)	EUR	31,210,000	23,361,584
2.15% 9/1/52 (Reg. S) (b)	EUR	22,110,000	15,427,395
2.15% 3/1/72 (Reg. S) (b)	EUR	4,097,000	2,589,313
2.5% 12/1/24	EUR	11,500,000	12,339,121
2.5% 12/1/32(Reg. S)	EUR	18,000,000	17,229,634
2.65% 12/1/27(Reg. S)	EUR	14,400,000	15,045,537
2.7% 3/1/47 (b)	EUR	5,850,000	4,853,416
2.8% 6/15/29(Reg. S)	EUR	16,700,000	17,230,108
3% 8/1/29	EUR	18,611,000	19,424,239
3.25% 9/1/46 (b)	EUR	9,830,000	8,982,977
3.5% 1/15/26(Reg. S)	EUR	17,100,000	18,612,850
4% 2/1/37 (b)	EUR	137,000	145,139
4.4% 5/1/33(Reg. S)	EUR	1,400,000	1,558,641
4.75% 9/1/44 (b)	EUR	13,626,000	15,521,007
5% 8/1/34 (b)	EUR	9,900,000	11,519,501
6% 5/1/31	EUR	20,409,000	25,462,758
7.25% 11/1/26	EUR	19,492,000	23,887,964
TOTAL ITALY			529,528,353
Japan - 20.0%
Japan Government:
0.005% 5/1/23	JPY	40,000,000	301,295
0.005% 8/1/23	JPY	2,602,500,000	19,611,216
0.005% 12/1/24	JPY	2,769,200,000	20,890,104
0.005% 3/20/26	JPY	676,550,000	5,103,827
0.005% 6/20/26	JPY	4,721,750,000	35,613,936
0.005% 3/20/27	JPY	5,770,000,000	43,430,415
0.005% 6/20/27	JPY	2,590,000,000	19,478,177
0.1% 3/20/24	JPY	260,000,000	1,962,162
0.1% 3/20/27	JPY	3,530,000,000	26,663,696
0.1% 6/20/27	JPY	5,020,150,000	37,905,409
0.1% 9/20/27	JPY	30,000,000	226,297
0.1% 9/20/27	JPY	5,328,100,000	40,202,465
0.1% 9/20/28	JPY	1,415,100,000	10,648,632
0.1% 6/20/31	JPY	27,587,600,000	204,326,906
0.2% 12/20/27	JPY	1,559,000,000	11,801,907
0.2% 3/20/32	JPY	9,926,000,000	74,177,914
0.2% 9/20/32	JPY	1,023,200,000	7,744,989
0.2% 6/20/36	JPY	4,474,500,000	31,733,500
0.3% 12/20/25	JPY	3,000,000,000	22,814,031
0.4% 3/20/25	JPY	9,610,400,000	73,055,199
0.4% 6/20/25	JPY	1,615,650,000	12,293,916
0.4% 6/20/41	JPY	27,727,900,000	188,841,379
0.4% 3/20/56	JPY	140,000,000	799,373
0.5% 12/20/32	JPY	4,916,400,000	37,698,059
0.5% 3/20/60	JPY	597,800,000	3,441,946
0.6% 6/20/24	JPY	8,141,100,000	61,839,822
0.6% 12/20/36	JPY	8,330,000,000	61,924,586
0.7% 6/20/51	JPY	9,617,450,000	62,740,689
0.7% 3/20/61	JPY	5,773,100,000	35,459,239
0.8% 3/20/42	JPY	15,650,000,000	113,889,200
0.9% 6/20/42	JPY	3,810,000,000	28,175,463
1% 3/20/52	JPY	10,250,000,000	72,196,105
1.1% 9/20/42	JPY	533,100,000	4,075,580
1.3% 6/20/52	JPY	2,660,000,000	20,158,531
1.4% 12/20/42	JPY	7,479,000,000	59,942,965
1.4% 12/20/45	JPY	970,400,000	7,725,370
1.4% 9/20/52	JPY	2,841,600,000	22,087,860
1.6% 3/20/33	JPY	4,250,200,000	35,658,892
1.6% 12/20/52	JPY	7,051,200,000	57,355,546
1.7% 9/20/32	JPY	200,000,000	1,695,411
1.9% 9/20/23	JPY	3,670,000,000	27,901,672
2% 12/20/24	JPY	1,548,550,000	12,078,932
2% 3/20/25	JPY	40,000,000	313,530
2.1% 6/20/27	JPY	730,000,000	5,974,009
2.3% 3/20/40	JPY	1,641,350,000	15,066,648
2.4% 6/20/28	JPY	4,480,650,000	37,775,429
2.4% 3/20/48	JPY	5,242,400,000	49,851,627
2.5% 6/20/34	JPY	8,518,600,000	77,886,318
TOTAL JAPAN			1,802,540,174
Latvia - 0.4%
Latvian Republic:
0% 3/17/31 (Reg. S)	EUR	6,978,000	5,554,176
0.25% 1/23/30 (Reg. S)	EUR	2,400,000	2,016,845
0.375% 10/7/26 (Reg. S)	EUR	16,787,000	16,075,401
1.125% 5/30/28 (Reg. S)	EUR	400,000	380,968
1.375% 9/23/25 (Reg. S)	EUR	1,420,000	1,445,036
1.375% 5/16/36 (Reg. S)	EUR	5,033,000	4,015,253
1.875% 2/19/49 (Reg. S)	EUR	3,478,000	2,642,210
2.25% 2/15/47(Reg. S)	EUR	1,380,000	1,132,395
TOTAL LATVIA			33,262,284
Lithuania - 0.3%
Lithuanian Republic:
0.5% 7/28/50 (Reg. S)	EUR	2,285,000	1,079,979
0.75% 5/6/30 (Reg. S)	EUR	5,762,000	5,054,961
0.75% 7/15/51(Reg. S)	EUR	2,250,000	1,155,704
0.95% 5/26/27 (Reg. S)	EUR	1,116,000	1,086,473
1.625% 6/19/49 (Reg. S)	EUR	1,009,000	698,822
2.1% 5/26/47 (Reg. S)	EUR	3,903,000	3,144,973
2.125% 10/29/26 (Reg. S)	EUR	4,140,000	4,253,553
2.125% 10/22/35 (Reg. S)	EUR	6,210,000	5,572,126
4.125% 4/25/28(Reg. S)	EUR	5,200,000	5,719,761
TOTAL LITHUANIA			27,766,352
Luxembourg - 0.4%
Grand Duchy of Luxembourg:
0% 4/28/25 (Reg. S)	EUR	174,000	176,521
0% 11/13/26 (Reg. S)	EUR	3,426,000	3,340,707
0% 4/28/30 (Reg. S)	EUR	1,879,000	1,666,574
0% 3/24/31 (Reg. S)	EUR	9,303,000	8,024,267
0% 9/14/32 (Reg. S)	EUR	2,297,000	1,895,475
0.625% 2/1/27 (Reg. S)	EUR	5,651,000	5,606,268
1.375% 5/25/29(Reg. S)	EUR	3,870,000	3,845,221
1.75% 5/25/42(Reg. S)	EUR	3,330,000	2,895,932
2.125% 7/10/23 (Reg. S)	EUR	56,000	60,602
3.25% 3/2/43(Reg. S)	EUR	8,300,000	9,171,387
TOTAL LUXEMBOURG			36,682,954
Netherlands - 4.9%
Dutch Government:
0% 1/15/24(Reg. S) (b)	EUR	5,969,000	6,330,318
0% 1/15/26 (b)	EUR	30,220,000	30,511,098
0% 1/15/27 (Reg. S) (b)	EUR	2,084,000	2,055,636
0% 1/15/29	EUR	4,200,000	3,941,388
0% 7/15/30 (Reg. S) (b)	EUR	30,013,000	27,110,468
0% 7/15/31 (Reg. S) (b)	EUR	6,951,000	6,118,403
0% 1/15/38 (Reg. S) (b)	EUR	30,030,000	21,746,971
0% 1/15/52 (Reg. S) (b)	EUR	17,727,000	9,396,223
0.25% 7/15/25 (b)	EUR	35,050,000	36,025,761
0.25% 7/15/29(Reg. S) (b)	EUR	1,900,000	1,790,148
0.5% 7/15/26(Reg. S) (b)	EUR	9,511,000	9,648,890
0.5% 7/15/32 (Reg. S) (b)	EUR	29,500,000	26,559,483
0.5% 1/15/40 (Reg. S) (b)	EUR	42,689,000	32,498,745
0.75% 7/15/27 (Reg. S) (b)	EUR	34,702,000	34,942,918
0.75% 7/15/28 (b)	EUR	70,454,000	69,829,213
1.75% 7/15/23 (Reg. S) (b)	EUR	39,000	42,153
2% 7/15/24 (b)	EUR	25,646,000	27,540,999
2% 1/15/54(Reg. S) (b)	EUR	9,900,000	9,402,891
2.5% 1/15/33 (b)	EUR	11,430,000	12,271,678
2.5% 7/15/33(Reg. S) (b)	EUR	17,000,000	18,210,389
2.75% 1/15/47 (b)	EUR	18,665,000	20,610,299
3.75% 1/15/42 (b)	EUR	15,530,000	19,322,461
4% 1/15/37 (b)	EUR	9,670,000	11,993,212
TOTAL NETHERLANDS			437,899,745
New Zealand - 2.1%
New Zealand Government:
0.25% 5/15/28	NZD	39,600,000	20,300,981
0.5% 5/15/24	NZD	62,689,000	37,348,039
0.5% 5/15/26	NZD	51,379,000	28,559,028
1.5% 5/15/31	NZD	16,100,000	8,233,396
1.75% 5/15/41	NZD	9,264,000	3,888,171
2% 5/15/32	NZD	41,113,000	21,551,380
2.75% 4/15/37 (Reg. S)	NZD	45,131,000	23,585,209
2.75% 5/15/51	NZD	13,200,000	6,118,330
3% 4/20/29	NZD	39,494,000	23,065,687
3.5% 4/14/33 (Reg. S)	NZD	17,100,000	10,079,621
4.5% 4/15/27	NZD	12,600,000	7,926,682
TOTAL NEW ZEALAND			190,656,524
Norway - 1.3%
Kingdom of Norway:
1.25% 9/17/31 (Reg. S) (b)	NOK	12,161,000	1,013,791
1.375% 8/19/30 (Reg. S) (b)	NOK	325,081,000	27,806,920
1.5% 2/19/26 (Reg. S) (b)	NOK	76,672,000	7,022,439
1.75% 3/13/25 (Reg. S) (b)	NOK	199,500,000	18,551,885
1.75% 2/17/27 (Reg. S) (b)	NOK	263,382,000	24,051,705
1.75% 9/6/29 (Reg. S) (b)	NOK	75,590,000	6,716,214
2% 5/24/23 (b)	NOK	214,000	20,404
2% 4/26/28 (Reg. S) (b)	NOK	45,900,000	4,188,123
2.125% 5/18/32(Reg. S) (b)	NOK	142,533,000	12,696,788
3% 3/14/24 (b)	NOK	101,148,000	9,627,832
3.5% 10/6/42(Reg. S) (b)	NOK	36,600,000	3,813,310
TOTAL NORWAY			115,509,411
Portugal - 5.0%
Portugal Obrigacoes Do Tesouro:
0.3% 10/17/31 (Reg. S) (b)	EUR	2,477,000	2,139,609
0.475% 10/18/30 (Reg. S) (b)	EUR	31,391,000	28,424,782
0.7% 10/15/27 (Reg. S) (b)	EUR	56,405,000	56,058,387
0.9% 10/12/35 (Reg. S) (b)	EUR	20,277,000	16,594,218
1% 4/12/52 (Reg. S) (b)	EUR	10,015,000	5,767,789
1.15% 4/11/42 (Reg. S) (b)	EUR	15,000,000	10,887,676
1.65% 7/16/32 (Reg. S) (b)	EUR	64,340,000	61,577,275
1.95% 6/15/29 (Reg. S) (b)	EUR	46,574,000	48,098,292
2.875% 10/15/25 (Reg. S) (b)	EUR	78,288,000	85,181,809
2.875% 7/21/26(Reg. S) (b)	EUR	27,450,000	29,941,587
3.875% 2/15/30(Reg. S) (b)	EUR	16,065,000	18,476,934
4.1% 2/15/45(Reg. S) (b)	EUR	9,047,000	10,541,042
5.65% 2/15/24 (Reg. S) (b)	EUR	27,350,000	30,324,709
Republic of Portugal:
2.125% 10/17/28 (b)	EUR	17,585,000	18,456,459
4.1% 4/15/37 (b)	EUR	24,573,000	28,675,374
TOTAL PORTUGAL			451,145,942
Singapore - 3.2%
Republic of Singapore:
, yield at date of purchase 2.1345% to 3.2056% 10/1/51	SGD	27,900,000	18,325,360
1.625% 7/1/31	SGD	77,154,000	52,484,722
1.875% 3/1/50	SGD	19,850,000	12,905,850
2% 2/1/24	SGD	28,300,000	21,014,742
2.125% 6/1/26	SGD	65,913,000	48,232,119
2.25% 8/1/36	SGD	8,615,000	6,033,655
2.375% 7/1/39	SGD	5,400,000	3,815,992
2.625% 8/1/32	SGD	31,700,000	23,237,754
2.75% 4/1/42	SGD	39,617,000	29,791,341
2.875% 9/1/27	SGD	41,000,000	30,754,812
2.875% 7/1/29	SGD	3,553,000	2,656,474
3% 9/1/24	SGD	38,900,000	29,141,202
3.5% 3/1/27	SGD	18,124,000	13,870,387
TOTAL SINGAPORE			292,264,410
Slovakia - 1.6%
Slovakia Republic:
0% 6/17/24 (Reg. S)	EUR	6,882,000	7,154,502
0.125% 6/17/27 (Reg. S)	EUR	8,670,000	8,187,478
0.25% 5/14/25 (Reg. S)	EUR	35,344,000	35,881,053
0.375% 4/21/36(Reg. S)	EUR	5,220,000	3,600,085
1% 6/12/28 (Reg. S)	EUR	13,930,000	13,458,719
1% 10/9/30 (Reg. S)	EUR	21,333,000	19,343,592
1% 5/14/32 (Reg. S)	EUR	18,381,000	15,952,638
1% 10/13/51 (Reg. S)	EUR	4,320,000	2,376,018
1.375% 1/21/27	EUR	3,150,000	3,201,978
1.875% 3/9/37 (Reg. S)	EUR	4,837,000	4,104,768
2% 10/17/47 (Reg. S)	EUR	18,134,000	13,993,818
2.25% 6/12/68 (Reg. S)	EUR	1,282,000	977,031
3.625% 1/16/29 (Reg. S)	EUR	14,171,000	15,594,174
3.875% 2/8/33 (Reg. S)	EUR	3,054,000	3,348,280
TOTAL SLOVAKIA			147,174,134
Slovenia - 0.9%
Republic of Slovenia:
0% 2/12/31 (Reg. S)	EUR	5,375,000	4,518,728
0.125% 7/1/31(Reg. S)	EUR	6,660,000	5,628,055
0.4875% 10/20/50 (Reg. S)	EUR	6,065,000	3,188,505
0.6875% 3/3/81(Reg. S)	EUR	1,748,000	882,451
0.875% 7/15/30 (Reg. S)	EUR	11,018,000	10,103,973
1% 3/6/28(Reg. S)	EUR	9,000,000	8,817,245
1.1875% 3/14/29 (Reg. S)	EUR	4,421,000	4,294,069
1.5% 3/25/35 (Reg. S)	EUR	6,884,000	5,981,082
1.75% 11/3/40 (Reg. S)	EUR	6,840,000	5,616,672
2.125% 7/28/25 (Reg. S)	EUR	261,000	281,284
2.25% 3/3/32 (Reg. S)	EUR	6,950,000	6,928,836
3.125% 8/7/45 (Reg. S)	EUR	6,338,000	6,359,281
3.625% 3/11/33(Reg. S)	EUR	4,400,000	4,903,693
4.625% 9/9/24	EUR	2,655,000	2,975,431
5.125% 3/30/26 (Reg. S)	EUR	12,292,000	14,231,828
TOTAL SLOVENIA			84,711,133
Spain - 4.8%
Spanish Kingdom:
0% 4/30/23	EUR	16,000	17,303
0% 5/31/24	EUR	25,154,000	26,358,003
0% 1/31/25	EUR	7,857,000	8,088,412
0% 5/31/25	EUR	20,610,000	20,998,650
0% 1/31/26	EUR	32,671,000	32,680,709
0% 1/31/27	EUR	31,580,000	30,674,744
0% 1/31/28	EUR	25,308,000	23,839,173
0.35% 7/30/23	EUR	580,000	623,228
0.5% 10/31/31 (Reg. S) (b)	EUR	7,736,000	6,738,166
0.6% 10/31/29 (Reg. S) (b)	EUR	19,277,000	17,956,478
0.7% 4/30/32 (Reg. S) (b)	EUR	22,230,000	19,411,675
0.8% 7/30/27 (Reg. S) (b)	EUR	23,656,000	23,482,829
0.8% 7/30/29	EUR	24,230,000	22,934,188
0.85% 7/30/37 (Reg. S) (b)	EUR	29,474,000	22,265,252
1% 7/30/42(Reg. S) (b)	EUR	15,660,000	10,766,202
1% 10/31/50 (Reg. S) (b)	EUR	15,809,000	9,209,560
1.2% 10/31/40 (Reg. S) (b)	EUR	600,000	444,454
1.25% 10/31/30 (Reg. S) (b)	EUR	8,115,000	7,728,433
1.4% 4/30/28 (Reg. S) (b)	EUR	14,259,000	14,352,074
1.45% 4/30/29 (Reg. S) (b)	EUR	8,730,000	8,677,703
1.45% 10/31/71 (Reg. S) (b)	EUR	8,259,000	4,370,678
1.9% 10/31/52 (Reg. S) (b)	EUR	3,200,000	2,299,891
1.95% 4/30/26 (Reg. S) (b)	EUR	11,790,000	12,449,797
2.55% 10/31/32(Reg. S) (b)	EUR	39,300,000	40,219,025
2.7% 10/31/48 (b)	EUR	3,843,000	3,471,549
2.75% 10/31/24 (Reg. S) (b)	EUR	15,259,000	16,503,596
2.9% 10/31/46(Reg. S) (b)	EUR	720,000	684,304
3.45% 7/30/43(Reg. S) (b)	EUR	3,000,000	3,108,781
4.2% 1/31/37 (b)	EUR	6,230,000	7,236,730
5.15% 10/31/44 (b)	EUR	14,225,000	18,716,961
5.75% 7/30/32	EUR	6,620,000	8,646,358
6% 1/31/29	EUR	6,030,000	7,593,341
TOTAL SPAIN			432,548,247
Sweden - 1.3%
Sweden Kingdom:
0.125% 5/12/31 (Reg. S)	SEK	176,865,000	14,360,027
0.5% 11/24/45	SEK	48,860,000	3,230,108
0.75% 5/12/28	SEK	35,060,000	3,115,717
0.75% 11/12/29	SEK	209,120,000	18,232,824
1% 11/12/26 (Reg. S)	SEK	276,075,000	25,206,337
1.375% 6/23/71	SEK	25,210,000	1,571,086
1.5% 11/13/23	SEK	745,000	70,903
1.75% 11/11/33(Reg. S)	SEK	115,900,000	10,680,512
2.25% 6/1/32	SEK	87,865,000	8,472,254
2.5% 5/12/25	SEK	223,435,000	21,368,866
3.5% 3/30/39	SEK	108,125,000	12,103,346
TOTAL SWEDEN			118,411,980
Switzerland - 2.4%
Switzerland Confederation:
0% 7/24/39 (Reg. S)	CHF	2,070,000	1,856,794
0.25% 6/23/35(Reg. S)	CHF	7,110,000	6,956,182
0.5% 5/27/30 (Reg. S)	CHF	9,095,000	9,520,709
0.5% 6/27/32	CHF	27,300,000	28,118,411
0.5% 6/28/45	CHF	6,536,000	6,183,751
0.5% 5/24/55(Reg. S)	CHF	11,200,000	10,035,455
0.5% 5/30/58 (Reg. S)	CHF	3,907,000	3,461,398
1.25% 6/11/24	CHF	9,855,000	10,779,713
1.25% 5/28/26	CHF	5,574,000	6,105,655
1.25% 6/27/37 (Reg. S)	CHF	6,501,000	7,114,827
1.5% 4/30/42	CHF	11,224,000	12,835,560
2% 6/25/64 (Reg. S)	CHF	1,942,000	2,769,592
2.25% 6/22/31(Reg. S)	CHF	16,319,000	19,360,189
2.5% 3/8/36 (Reg. S)	CHF	3,128,000	3,944,099
3.25% 6/27/27	CHF	20,587,000	24,354,924
3.5% 4/8/33	CHF	13,504,000	17,955,594
4% 4/8/28	CHF	7,110,000	8,833,143
4% 1/6/49 (Reg. S)	CHF	19,826,000	35,229,368
TOTAL SWITZERLAND			215,415,364
United Kingdom - 3.7%
United Kingdom, Great Britain and Northern Ireland:
0.125% 1/31/24 (Reg. S)	GBP	56,000	66,975
0.125% 1/31/28 (Reg. S)	GBP	7,096,000	7,488,781
0.375% 10/22/26 (Reg. S)	GBP	21,340,000	23,544,046
0.375% 10/22/30 (Reg. S)	GBP	4,377,000	4,329,563
0.5% 1/31/29(Reg. S)	GBP	24,400,000	25,361,338
0.625% 6/7/25	GBP	38,580,000	44,824,432
0.625% 7/31/35 (Reg. S)	GBP	155,000	134,422
0.875% 1/31/46 (Reg. S)	GBP	16,592,000	11,197,164
1.25% 7/22/27	GBP	18,140,000	20,479,447
1.25% 10/22/41 (Reg. S)	GBP	56,457,000	46,277,351
1.25% 7/31/51(Reg. S)	GBP	67,940,000	46,552,162
1.625% 10/22/28	GBP	3,570,000	4,023,942
1.625% 10/22/71 (Reg. S)	GBP	21,072,000	14,519,858
3.5% 7/22/68	GBP	1,510,000	1,795,679
3.75% 10/22/53(Reg. S)	GBP	5,700,000	6,872,948
4.25% 6/7/32	GBP	10,600,000	13,940,651
4.25% 3/7/36 (Reg. S)	GBP	3,699,000	4,853,122
4.25% 12/7/49 (Reg. S)	GBP	15,124,000	19,767,316
4.5% 9/7/34	GBP	4,130,000	5,565,042
4.75% 12/7/30	GBP	22,792,000	30,808,072
United Kingdom, Great Britain and Northern Ireland Treasury GILT 2.5% 7/22/65 (Reg. S)	GBP	4,840,000	4,480,203
TOTAL UNITED KINGDOM			336,882,514
TOTAL GOVERNMENT OBLIGATIONS (Cost $10,239,141,342)			8,928,719,264

Money Market Funds - 0.3%
	Shares	Value ($)
Fidelity Cash Central Fund 4.86% (e) (Cost $24,282,050)	24,277,194	24,282,050

TOTAL INVESTMENT IN SECURITIES - 99.3% (Cost $10,263,423,392)	8,953,001,314
NET OTHER ASSETS (LIABILITIES) - 0.7%	66,182,108
NET ASSETS - 100.0%	9,019,183,422

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Bond Index Contracts
Eurex Euro-Bobl Contracts (Germany)	318	Jun 2023	40,653,393	880,818	880,818
ICE Long Gilt Contracts (United Kingdom)	537	Jun 2023	68,463,505	1,397,386	1,397,386

TOTAL FUTURES CONTRACTS					2,278,204
The notional amount of futures purchased as a percentage of Net Assets is 1.3%

Forward Foreign Currency Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation) ($)

AUD	599,634,000	USD	401,904,689	Bank of America, N.A.	4/03/23	(1,079,340)
AUD	25,000	USD	16,723	State Street Bank and Trust Co	4/03/23	(11)
CAD	3,003,000	USD	2,209,153	BNP Paribas S.A.	4/03/23	12,822
CAD	13,965,000	USD	10,256,919	Citibank, N. A.	4/03/23	76,045
CAD	603,451,675	USD	445,944,188	Royal Bank of Canada	4/03/23	560,936
CHF	206,075,000	USD	225,539,017	BNP Paribas S.A.	4/03/23	(308,130)
CHF	417,000	USD	444,217	Goldman Sachs Bank USA	4/03/23	11,545
CHF	1,005,000	USD	1,070,262	JPMorgan Chase Bank, N.A.	4/03/23	28,159
DKK	27,508,000	USD	3,925,407	BNP Paribas S.A.	4/03/23	79,047
DKK	1,294,253,000	USD	189,475,896	Bank of America, N.A.	4/03/23	(1,066,075)
EUR	93,513,000	USD	99,267,322	Bank of America, N.A.	4/03/23	2,147,526
EUR	4,406,946,000	USD	4,804,011,835	Bank of America, N.A.	4/03/23	(24,678,899)
EUR	15,885,000	USD	17,263,786	Citibank, N. A.	4/03/23	(36,504)
EUR	10,862,000	USD	11,531,610	Royal Bank of Canada	4/03/23	248,229
GBP	12,810,000	USD	15,472,238	BNP Paribas S.A.	4/03/23	330,178
GBP	3,397,000	USD	4,170,442	Bank of America, N.A.	4/03/23	20,097
GBP	3,110,000	USD	3,722,048	Goldman Sachs Bank USA	4/03/23	114,448
GBP	298,500,000	USD	369,393,750	Royal Bank of Canada	4/03/23	(1,164,151)
HKD	3,800,000	USD	484,797	JPMorgan Chase Bank, N.A.	4/03/23	(715)
HKD	703,000	USD	89,684	JPMorgan Chase Bank, N.A.	4/03/23	(128)
HKD	163,283,000	USD	20,800,780	JPMorgan Chase Bank, N.A.	4/03/23	(132)
JPY	333,450,000	USD	2,463,995	Bank of America, N.A.	4/03/23	47,397
JPY	916,050,000	USD	7,000,993	Bank of America, N.A.	4/03/23	(101,728)
JPY	1,756,800,000	USD	12,898,192	JPMorgan Chase Bank, N.A.	4/03/23	333,215
JPY	240,301,150,000	USD	1,811,406,226	JPMorgan Chase Bank, N.A.	4/03/23	(1,568,908)
NOK	6,350,000	USD	607,510	Bank of America, N.A.	4/03/23	(1,004)
NOK	1,188,722,000	USD	114,274,920	Goldman Sachs Bank USA	4/03/23	(736,744)
NZD	301,216,000	USD	188,350,365	Bank of America, N.A.	4/03/23	0
SEK	1,341,688,625	USD	129,519,126	Bank of America, N.A.	4/03/23	(249,579)
SGD	379,771,516	USD	285,994,063	BNP Paribas S.A.	4/03/23	(623,221)
SGD	419,000	USD	314,841	Brown Brothers Harriman & Co	4/03/23	7
USD	399,996,654	AUD	593,784,000	Bank of America, N.A.	4/03/23	3,081,738
USD	3,977,799	AUD	5,875,000	Citibank, N. A.	4/03/23	50,655
USD	410,258,582	CAD	557,013,000	JPMorgan Chase Bank, N.A.	4/03/23	(1,885,702)
USD	30,967,263	CAD	42,137,000	State Street Bank and Trust Co	4/03/23	(210,687)
USD	15,613,178	CAD	21,316,000	State Street Bank and Trust Co	4/03/23	(158,927)
USD	14,014,494	CHF	12,780,843	BNP Paribas S.A.	4/03/23	45,596
USD	1,544,005	CHF	1,413,000	JPMorgan Chase Bank, N.A.	4/03/23	(342)
USD	210,704,989	CHF	196,691,000	State Street Bank and Trust Co	4/03/23	(4,269,600)
USD	10,043,669	CHF	9,393,000	State Street Bank and Trust Co	4/03/23	(222,466)
USD	182,187,881	DKK	1,277,383,000	Bank of America, N.A.	4/03/23	(3,766,103)
USD	540,789	DKK	3,731,000	Brown Brothers Harriman & Co	4/03/23	(2,348)
USD	5,844,488	DKK	40,647,000	State Street Bank and Trust Co	4/03/23	(72,666)
USD	4,580,197,316	EUR	4,313,299,000	Bank of America, N.A.	4/03/23	(97,575,448)
USD	215,035,222	EUR	201,088,000	JPMorgan Chase Bank, N.A.	4/03/23	(3,044,714)
USD	92,523,165	EUR	85,303,000	JPMorgan Chase Bank, N.A.	4/03/23	12,062
USD	14,560,081	EUR	13,481,000	JPMorgan Chase Bank, N.A.	4/03/23	(60,063)
USD	38,878,286	GBP	31,527,000	JPMorgan Chase Bank, N.A.	4/03/23	(13,421)
USD	374,426,828	GBP	310,828,000	State Street Bank and Trust Co	4/03/23	(9,010,592)
USD	7,400,336	GBP	6,151,000	State Street Bank and Trust Co	4/03/23	(187,538)
USD	21,397,819	HKD	167,622,000	Brown Brothers Harriman & Co	4/03/23	44,426
USD	20,917	HKD	164,000	State Street Bank and Trust Co	4/03/23	25
USD	61,962,397	JPY	8,391,700,000	JPMorgan Chase Bank, N.A.	4/03/23	(1,240,013)
USD	1,713,619,271	JPY	232,407,900,000	State Street Bank and Trust Co	4/03/23	(36,769,733)
USD	18,526,864	JPY	2,507,850,000	State Street Bank and Trust Co	4/03/23	(361,105)
USD	110,119,600	NOK	1,139,130,000	Bank of America, N.A.	4/03/23	1,318,095
USD	5,389,350	NOK	55,942,000	Bank of America, N.A.	4/03/23	46,172
USD	182,204,280	NZD	295,623,000	Bank of America, N.A.	4/03/23	(2,648,782)
USD	3,496,704	NZD	5,593,000	State Street Bank and Trust Co	4/03/23	(598)
USD	7,833,661	SEK	81,319,656	BNP Paribas S.A.	4/03/23	(1,358)
USD	129,404,879	SEK	1,345,473,000	Bank of America, N.A.	4/03/23	(229,286)
USD	3,287,138	SGD	4,407,000	Brown Brothers Harriman & Co	4/03/23	(24,404)
USD	279,696,082	SGD	376,587,000	State Street Bank and Trust Co	4/03/23	(3,281,826)
CHF	7,181,000	USD	7,898,833	BNP Paribas S.A.	5/02/23	(26,622)
EUR	85,802,000	USD	93,215,456	JPMorgan Chase Bank, N.A.	5/02/23	(17,118)
GBP	31,691,000	USD	39,104,165	JPMorgan Chase Bank, N.A.	5/02/23	12,642
SEK	39,166,000	USD	3,779,276	BNP Paribas S.A.	5/02/23	301
USD	402,342,631	AUD	599,679,000	Bank of America, N.A.	5/02/23	1,086,457
USD	13,590,172	AUD	20,253,000	JPMorgan Chase Bank, N.A.	5/02/23	38,520
USD	9,846,680	CAD	13,322,000	JPMorgan Chase Bank, N.A.	5/02/23	(14,554)
USD	447,780,747	CAD	605,666,000	Royal Bank of Canada	5/02/23	(546,402)
USD	226,386,426	CHF	206,212,000	BNP Paribas S.A.	5/02/23	325,379
USD	190,060,722	DKK	1,295,834,000	Bank of America, N.A.	5/02/23	1,075,086
USD	4,814,107,916	EUR	4,409,089,000	Bank of America, N.A.	5/02/23	24,944,868
USD	99,851,336	EUR	91,545,000	Goldman Sachs Bank USA	5/02/23	414,937
USD	13,538,217	GBP	10,923,000	JPMorgan Chase Bank, N.A.	5/02/23	55,750
USD	370,234,696	GBP	299,008,000	Royal Bank of Canada	5/02/23	1,163,402
USD	21,082,089	HKD	165,233,000	JPMorgan Chase Bank, N.A.	5/02/23	1,763
USD	39,430,656	JPY	5,223,250,000	Citibank, N. A.	5/02/23	(88,997)
USD	1,816,068,489	JPY	239,919,900,000	JPMorgan Chase Bank, N.A.	5/02/23	809,574
USD	114,558,274	NOK	1,190,123,000	Goldman Sachs Bank USA	5/02/23	737,623
USD	188,965,295	NZD	302,197,000	Bank of America, N.A.	5/02/23	(5,822)
USD	123,892,015	SEK	1,281,316,000	Bank of America, N.A.	5/02/23	243,133
USD	286,645,614	SGD	380,330,000	BNP Paribas S.A.	5/02/23	603,330

TOTAL FORWARD FOREIGN CURRENCY CONTRACTS						(157,231,321)

Unrealized Appreciation						40,121,185
Unrealized Depreciation						(197,352,506)
Currency Abbreviations
AUD	-	Australian dollar
CAD	-	Canadian dollar
CHF	-	Swiss franc
DKK	-	Danish krone
EUR	-	European Monetary Unit
GBP	-	British pound sterling
HKD	-	Hong Kong dollar
JPY	-	Japanese yen
NOK	-	Norwegian krone
NZD	-	New Zealand dollar
SEK	-	Swedish krona
SGD	-	Singapore dollar
USD	-	U.S. dollar

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $2,638,803,630 or 29.3% of net assets.

(c)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $5,016,813.
(d)	Security or a portion of the security has been segregated as collateral for open forward foreign currency contracts. At period end, the value of securities pledged amounted to $172,722,529.
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 4.86%	77,361,656	782,133,222	835,212,828	508,862	-	-	24,282,050	0.1%
Total	77,361,656	782,133,222	835,212,828	508,862	-	-	24,282,050

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities.Government Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. For foreign debt securities, when significant market or security specific events arise, valuations may be determined in good faith in accordance with procedures adopted by the Board. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

The U.S. dollar value of forward foreign currency contracts is determined using currency exchange rates supplied by a pricing service and are categorized as Level 2 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Foreign Exchange Risk - Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in currency exchange rates.

Interest Rate Risk - Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund.

Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net the amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. The Fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Exchange-traded contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to these contracts may be mitigated by the protection provided by the exchange on which they trade. Counterparty credit risk related to centrally cleared OTC swaps may be mitigated by the protection provided by the clearinghouse.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Forward Foreign Currency Contracts: Forward foreign currency contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into.

The Fund used forward foreign currency contracts to facilitate transactions in foreign-denominated securities and to manage exposure to certain foreign currencies.

Open forward foreign currency contracts at period end are presented in the Schedule of Investments under the caption "Forward Foreign Currency Contracts." The contract amount and unrealized appreciation (depreciation) reflects each contract's exposure to the underlying currency at period end.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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